Consolidated Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Cash flows used in operating activities:
Net income (loss)	$ 2,339	$ (1,522)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation and amortization	2,367	2,427
Warrants to customers	1,533	2,353
Share-based compensation	2,380	1,948
Amortization of premium on marketable securities	241	277
Realized gain on sale of marketable securities		(29)
Increase in accrued severance pay, net	109	28
Decrease (increase) in trade receivables	(10,141)	2,894
Decrease (increase) in other receivables and prepaid expenses	(522)	747
Decrease (increase) in inventories	9,044	(8,652)
Change in deferred taxes, net	(219)	(183)
Decrease (increase) in other assets	(97)	194
Decrease in trade payables	(2,192)	(2,060)
Increase (decrease) in employees and payroll accruals	759	(833)
Increase (decrease) in deferred revenues and advances from customers	412	(692)
Increase in other payables and accrued expenses	203	122
Increase in other long-term liabilities	175	369
Loss from sale of property and equipment		29
Foreign currency translation loss (gain) on inter company balances with foreign subsidiaries	293	(595)
Net cash provided by (used in) operating activities	6,684	(3,178)
Cash flows used in investing activities:
Purchase of property and equipment	(1,244)	(3,431)
Investments in bank deposits, net	(3,000)
Proceeds from maturity of marketable securities	2,150	6,740
Proceeds from sale of marketable securities		38,312
Purchase of marketable securities	(6,130)	(70,648)
Net cash used in investing activities	(8,224)	(29,027)
Cash flows provided by financing activities:
Proceeds from issuance of ordinary shares in a follow-on offering, net		35,077
Exercise of employee stock options	1,067	1,347
Payment of contingent consideration	(900)	(1,400)
Net cash provided by financing activities	167	35,024
Foreign currency translation adjustments on cash and cash equivalents	(33)	99
Increase (decrease) in cash and cash equivalents	(1,373)	2,819
Cash and cash equivalents at the beginning of the period	18,629	22,789
Cash and cash equivalents at the end of the period	17,223	25,707
Supplemental disclosure of non-cash investing and financing activities:
Property and equipment acquired in credit	200	863
Inventory transferred to be used as property and equipment	591	167
Receipts on account of shares	$ 20	$ 167